Goldman Sachs Commodity Strategy Fund Expense Example - Class P Shares [Member] - Goldman Sachs Commodity Strategy Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,081